Goodwill and Intangible Assets, Net - Details Regarding Total Definite-Lived Purchased Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Definite-Lived Intangible Assets [Line Items]
Gross	$ 1,586,929	$ 1,414,980
Accumulated Amortization	(1,290,595)	(1,209,818)
Total	296,334	205,162
Core Technology [Member]
Definite-Lived Intangible Assets [Line Items]
Gross	896,814	775,479
Accumulated Amortization	(735,534)	(690,961)
Total	161,280	84,518
Customer Relationships [Member]
Definite-Lived Intangible Assets [Line Items]
Gross	642,575	594,555
Accumulated Amortization	(517,670)	(483,313)
Total	124,905	111,242
Other [Member]
Definite-Lived Intangible Assets [Line Items]
Gross	47,540	44,946
Accumulated Amortization	(37,391)	(35,544)
Total	$ 10,149	$ 9,402